Issued capital and reserves - Shares Issued and Fully Paid (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 EUR (€) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares)	133,934,090	133,934,090	95,587,146	95,587,146	94,732,539		94,732,539
Ordinary shares	$ 3,269	€ 2,678	$ 2,403	€ 1,912	$ 2,384	[1]	€ 1,895

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.